Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001181628
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2020
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Dec. 15, 2020